Property and Equipment, Net	6 Months Ended
Jun. 30, 2023
Property, Plant and Equipment, Net [Abstract]
Property and Equipment, net
8.	Property and equipment, net

Property and equipment consists of the following:

	December 31, 2022	June 30, 2023
	US$’000	US$’000

Cost:
Miners for Bitcoin	15,219	17,046
Total cost	15,219	17,046

Less: Accumulated depreciation	1,816	3,490

Property and equipment, net	13,403	13,556

Depreciation expense recognized for the six months ended June 30, 2023 and 2022 was US$1,674 and US$650, respectively.